Goodwill, net	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Goodwill, net
Note 13. Goodwill, net

	As of December 31
	2023	2022
Balance as of January 1	$5,791	$6,803
Effect of foreign currency exchange rate changes	—	(174)
Impairment losses	$(5,791)	$(838)
Balance as of December 31	$—	$5,791
The Group completed its annual impairment test for goodwill for the years ended December 31, 2023, 2022
As of December 31, 2023, the Group concluded that the recoverable amount of the goodwill and related assets of the cash-generating units (CGUs) Procaps S.A. de C.V. and Biokemical S.A. de C.V. was lower than their carrying amounts. Accordingly, an impairment loss was recognized for the full amount of goodwill allocated to these CGUs. No impairment losses were identified for these CGUs in the analyses performed for the years ended December 31, 2022. However, in 2022, the evaluation performed on the Rymco CGU resulted in the recognition of a full impairment of the related goodwill..
Therefore, as of December 31, 2023, the goodwill allocated to all three CGUs had been fully impaired.
Allocation of goodwill to cash generating units
For the purpose of impairment testing, goodwill has been allocated to the following cash-generating units, which belong to different reportable segments:

		As of December 31
Cash-generating unit	Reportable segment	2023	2022
Procaps S.A. de C.V.	CAN	$—	$549
Biokemical S.A. de C.V.	CAN	—	5,242
Rymco	Procaps Colombia	—	—
		$—	$5,791
The Group has three cash generating units - Procaps, S.A, de C.V., is engaged in the manufacturing and distribution of pharmaceutical products, Biokemical S.A. de C.V. which also manufactures and distributes pharmaceutical products, and Rymco, a manufacturer and seller of syringes, needles, and infusion equipment.
As of December 31, 2023, these CGUs are recognized at their recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal and the value in use of these CGUs. Since 2022, the Rymco CGU has been recognized at its recoverable amount, and in 2023, the CGUs Procaps S.A. de C.V. and Biokemical S.A. de C.V. were also recognized at their recoverable amount. The recoverable amount of these CGUs was determined using a value-in-use calculation based on cash flow projections from approved financial budgets over a specific period, together with an annual discount rate. For cash flows beyond the number of years used in projection, a fixed annual growth rate was used to extrapolate the projections. The chosen period for the cash flow projection represents the stable long-term position, and hence, the cash flows were extrapolated using a steady growth rate in the second stage. The sales growth rate and fixed gross margins were used as inputs for the cash flow projections during the budgeted period, and the directors estimated the growth rate based on past performance and their expectations of market development. The following key assumptions and inputs were considered in the calculation of projected the cash flows of the cash generating units:

	Procaps S.A. de C.V.		Biokemical S.A. de C.V.		Rymco
	2023	2022	2023	2022	2023	2022
Post-Tax Discount Rate	16.5%	16.5%	16.5%	16.5%	N/A	17.5%
No. of years used In projection (In Years)	5	6	5	6	5	5
Fixed annual growth rate[1]	4%	3%	4%	3%	—%	3.0%
Average sales growth rate	0.6%	15.0%	0.9%	12.6%	—%	(3.5%)
Average gross margin[2]	52.8%	53%	39.4%	41.2%	—%	28%
[1]This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.
[2]Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.

The table below indicates the amount by which estimated recoverable amount of the cash generated units exceeded its carrying amount:

Cash-generating unit	Reportable segment	2023	2022
Procaps S.A. de C.V.	CAN	$15,424	$11,863
Biokemical S.A. de C.V.	CAN	5,804	7,205
Rymco	Procaps Colombia	—	(11,741)
As of December 31, 2023, Rymco cash generating unit is fully impaired.
Rymco
The impairment in Rymco as of December 31, 2022 was due to the decrease in sales and declining market conditions during the year. During 2021, the production capacity of Rymco’s manufacturing facilities was expanded to meet the increased demand for its products that helped reduce the spread of the COVID-19 virus. However, during 2022, due to the end of the COVID-19 epidemic, the demand for those products significantly declined and, as a result, so did the selling prices due to oversupply in the marketplace.
As a result of the impairment identified as of December 31, 2022, the Group assessed the assets within Rymco subject to IAS 36 and recognized an impairment loss up to the greater of the recoverable amount of the individual assets or zero. The recoverable amount of the assets is its individual Level 2 fair value less costs of disposal, which is calculated based on observable market prices for similar assets. Therefore, a total impairment loss expense of $6,018, which was allocated to the non-financial assets of Rymco as follows:
–Impairment of Goodwill of $838, with $0 remaining carrying amount;
–Impairment of Property Plan and Equipment of $4,689, with a remaining carrying amount of $1,596;
–Impairment of Right-of-use assets of $356, with a remaining carrying amount of $2,744; and
–Impairment of Intangible assets of $135, with $0 remaining carrying amount.
The impairment loss was recognized for the year ended December 31, 2022 in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as Other expenses, net.
As of December 31, 2022, after impairing assets within the scope of IAS 36 by $6,018, an unallocated impairment of $5,723 remained unrecognized by the Group. As of December 31, 2023, the Rymco is fully impaired and it is recognized at its recoverable value, therefore, no further adjustments were made to this cash generating unit during the year.
During the year ended December 31, 2023, the Group permanently ceased Rymco’s operations. Subsequently, in August 2024, part of its assets was sold. The remaining assets, with a carrying amount of $1,705, were subject to an independent valuation that estimated their fair value at $481.
This information constitutes objective evidence of conditions existing as of December 31, 2023. Accordingly, the Group recognized an additional impairment of $1,225, recorded in the consolidated statement of profit or loss under “Other expenses, net.”
Procaps S.A. de C.V. and Biokemical S.A. de CV
As of December 31, 2023, the impairment of Procaps S.A. de C.V. and Biokemical S.A. de C.V. was primarily attributable to increased expenses associated with the cost to serve, as well as higher discounts, returns, and complimentary products granted during the period. In addition, during the year, the Company implemented a commercial strategy aimed at reducing the inventory days maintained by its distributors (customers). This initiative, which resulted in lower stock levels across these channels, reduced the frequency and volume of purchase orders, thereby significantly impacting sales for the period. Although the impairment test is based on projections of future cash flows, such projections incorporated the anticipated negative effects of this strategy, contributing to the recognition of the impairment loss.
As a result of the impairment identified as of December 31, 2023, the Group assessed the assets within Procaps S.A. de C.V. and Biokemical S.A. de C.V. subject to IAS 36 and recognized an impairment loss up to the greater of the recoverable amount of the individual assets or zero. The recoverable amount of the assets is its individual Level 2 fair value less costs of disposal, which is calculated based on observable market prices for similar assets. Therefore, a total impairment loss expense of $12,175, which was allocated to the non-financial assets of Procaps S.A. de C.V. and Biokemical S.A. de C.V. as follows:
–Impairment of Goodwill of $5,791, with $0 remaining carrying amount;
–Impairment of Property Plan and Equipment of $5,478, with a remaining carrying amount of $11,195;
–Impairment of Right-of-use assets of $374, with a remaining carrying amount of $10; and
–Impairment of Intangible assets of $533, with $0 remaining $ 6,197 carrying amount.
As of December 31, 2023, after impairing assets within the scope of IAS 36 by $12,175, an unallocated impairment of $17,141 remained unrecognized by the Group.